Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Basic Earnings per Share
Income from Continuing Operations, Net of Tax	$ 34,850	$ 66,143	$ 143,003	$ 101,546	$ 23,908	$ 52,487	$ 133,142	$ 96,086	$ 345,542	$ 305,623	$ 270,331
Less: Income from continuing operations allocated to participating securities									$ 538	$ 607	$ 663
Basic weighted average shares outstanding (shares)									103,524	101,892	97,606
Income from Continuing Operations, Per Basic Share	$ 0.33	$ 0.64	$ 1.39	$ 0.99	$ 0.23	$ 0.51	$ 1.31	$ 0.94	$ 3.33	$ 3.00	$ 2.76
Net income from discontinued operations, net of tax	$ (610)	$ 5,050	$ (1,193)	$ 1,315	$ (393)	$ 3,794	$ 4,542	$ 1,509	$ 4,562	$ 9,452	$ 19,486
Undistributed Earnings From Discontinued Operations Allocated To Participating Securities									8	19	48
Net Income Loss From Discontinued Operations Available To Common Stockholders Basic									$ 4,554	$ 9,433	$ 19,438
Earnings Per Share, Basic	$ 0.33	$ 0.69	$ 1.38	$ 1.00	$ 0.23	$ 0.55	$ 1.35	$ 0.96	$ 3.38	$ 3.09	$ 2.96
Income from Discontinued Operation, Net of Tax, Per Basic Share	0.00	0.05	(0.01)	0.01	0.00	0.04	0.04	0.02	$ 0.05	$ 0.09	$ 0.20
Income from continuing operations available to common shareholders									$ 345,004	$ 305,016	$ 269,668
Diluted Earnings per Share
Effect of dilutive stock options and other shares									0	0	0
Effect of dilutive stock options and other shares, discontinued operations									0	0	0
Net Income available to common shareholders									$ 345,004	$ 305,016	$ 269,668
Additional dilutive stock options and other shares									0	0	2
Diluted weighted average shares outstanding (shares)									103,524	101,892	97,608
Diluted net income per share	0.33	0.69	1.38	1.00	0.23	0.55	1.35	0.96	$ 3.38	$ 3.09	$ 2.96000
Net Income Loss From Discontinued Operations Available To Common Stockholders Diluted									$ 4,554	$ 9,433	$ 19,438
Income from Discontinued Operation, Net of Tax, Per Diluted Share	0.00	0.05	(0.01)	0.01	0.00	0.04	0.04	0.02	$ 0.05	$ 0.09	$ 0.20
Income from Continuing Operations, Per Diluted Share	$ 0.33	$ 0.64	$ 1.39	$ 0.99	$ 0.23	$ 0.51	$ 1.31	$ 0.94	$ 3.33	$ 3.00	$ 2.76